Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2017
Entity Registrant Name	TD Asset Management USA Funds Inc.
Entity Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	Jun. 20, 2017
Prospectus Date	May 31, 2017
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Institutional Class
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Trading Symbol	TDSBX
TD Short-Term Bond Fund (First Prospectus Summary) | TD Short-Term Bond Fund | Advisor Class
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Trading Symbol	TDSHX
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Institutional Class
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Trading Symbol	TDBFX
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Advisor Class
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Trading Symbol	TDCBX
TD High Yield Bond Fund (First Prospectus Summary) | TD High Yield Bond Fund | Institutional Class
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Trading Symbol	TDHBX
TD High Yield Bond Fund (First Prospectus Summary) | TD High Yield Bond Fund | Advisor Class
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Trading Symbol	TDHYX
Epoch U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch U.S. Equity Shareholder Yield Fund | Institutional Class
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Trading Symbol	TDUIX
Epoch U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch U.S. Equity Shareholder Yield Fund | Advisor Class
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Trading Symbol	TDUEX
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Institutional Class
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Trading Symbol	TDGEX
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Advisor Class
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Trading Symbol	TDGIX
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Institutional Class
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Trading Symbol	TDLVX
TD Global Low Volatility Equity Fund (First Prospectus Summary) | TD Global Low Volatility Equity Fund | Advisor Class
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Trading Symbol	TDGVX
TD Target Return Fund (First Prospectus Summary) | TD Target Return Fund | Institutional Class
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Trading Symbol	TDTFX
TD Target Return Fund (First Prospectus Summary) | TD Target Return Fund | Advisor Class
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Trading Symbol	TDTRX
Epoch U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | Epoch U.S. Small-Mid Cap Equity Fund | Institutional Class
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Trading Symbol	TDUSX
Epoch U.S. Small-Mid Cap Equity Fund (First Prospectus Summary) | Epoch U.S. Small-Mid Cap Equity Fund | Advisor Class
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Trading Symbol	TDUAX
TD 1- to 5-Year Corporate Bond Portfolio (Second Prospectus Summary) | TD 1- to 5-Year Corporate Bond Portfolio | TD 1- to 5-Year Corporate Bond Portfolio
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Trading Symbol	TDFPX
TD 5- to 10-Year Corporate Bond Portfolio (Second Prospectus Summary) | TD 5- to 10-Year Corporate Bond Portfolio | TD 5- to 10-Year Corporate Bond Portfolio
Risk/Return:
Trading Symbol	TDFSX